24. Shareholders' equity (Details 2)	12 Months Ended
	Dec. 31, 2017 BRL (R$) shares yr	Dec. 31, 2016 BRL (R$) shares yr
Shareholders Equity Details 2
Options, outstanding, beginning | shares	2,394,000	1,267,000
Options, granted | shares	1,073,000	1,645,000
Options, cancelled | shares	(110,000)	(144,000)
Options, exercised | shares	(699,000)	(374,000)
Options, expired | shares	(119,000)	0
Options, outstanding, ending | shares	2,539,000	2,394,000
Options, exercisable | shares	2,539,000	2,394,000
Weighted average exercise price, outstanding, beginning | R$	R$ 29.21	R$ 39.57
Weighted average exercise price, granted | R$	28.4	18.61
Weighted average exercise price, cancelled | R$	40.56	40.4
Weighted average exercise price, exercised | R$	22.14	13.39
Weighted average exercise price, expired | R$	83.22	0
Weighted average exercise price, outstanding, ending | R$	29.48	29.21
Weighted average exercise price, exercisable | R$	R$ 29.48	R$ 29.21
Weighted average of remaining contractual term, ending | yr	1.53	1.84
Weighted average of remaining contractual term, exercisable | yr	1.53	1.84